Condensed Interim Balance Sheets (Unaudited) (Parentheticals) - ₪ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary Shares, par value (in New Shekels per share)	₪ 0.02	₪ 0.02
Ordinary Shares, Stock Authorized	25,000,000	25,000,000
Ordinary Shares, Stock Issued	3,597,442	3,597,442
Ordinary Shares, Stock Outstanding	3,597,442	3,597,442